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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2006

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

  /s/ John D. Doyle, Jr.        Lynchburg, VA                06/05/06
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          79
Form 13F Information Table Value Total:     154,664
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                    Title of             Value   Shrs or SH/ Put/ Investment Voting  Authority
Name of Issuer                       Class     CUSIP   (x $1000) Pm Amt  PRN Call Discretion  Sole    Shared   None
--------------                      -------- --------- --------- ------- --- ---- ---------- ------- --------- ----
ADM................................  common  039483102     508    15,108             Sole     15,108
Abbott Labs........................  common  002824100   3,148    74,114             Sole     74,114
Air Products & Chemicals...........  common  009158106   4,003    59,575             Sole     59,575
Alltel.............................  common  020039103   2,240    34,600             Sole     34,600
Altria Group.......................  common  02209S103     708     9,994             Sole      9,994
American Standard..................  common  029712106   1,058    24,675             Sole     24,675
Amgen..............................  common  031162100   2,525    34,714             Sole     34,714
Amsouth Bancorp....................  common  032165102     607    22,425             Sole     22,425
AT&T...............................  common  00206R102     799    29,559             Sole     29,559
Baker Hughes.......................  common  057224107   1,977    28,900             Sold     28,900
Bank of America....................  common  060505104   6,320   138,783             Sole    138,783
BB&T...............................  common  054937107   2,805    71,548             Sole     71,548
Bausch & Lomb......................  common  071707103     591     9,275             Sole      9,275
Bell South.........................  common  079860102     610    17,618             Sole     17,618
BHP Billiton.......................  common  088606108   1,495    37,525             Sole     37,525
Biomet.............................  common  090613100     519    14,613             Sole     14,613
Boeing.............................  common  097023105   1,608    20,629             Sole     20,629
BP.................................  common  055622104   1,965    28,500             Sole     28,500
Burlington Resources...............  common  122014103   2,853    31,044             Sole     31,044
Burlington North Sant..............  common  12189T104     225     2,700             Sole      2,700
Chesapeake Energy..................  common  165167107     585    18,625             Sole     18,625
ChevronTexaco......................  common  166764100     946    16,325             Sole     16,325
Clorox.............................  common  189054109     475     7,937             Sole      7,937
Coca-Cola..........................  common  191216100     551    13,170             Sole     13,170
Commerce Bancorp...................  common  200519106     638    17,404             Sole     17,404
Conoco Phillips....................  common  20825C104   3,164    50,100             Sole     50,100
Dell Computer......................  common  247025109   1,968    66,140             Sole     66,140
Dow Chemical.......................  common  260543103   2,054    50,600             Sole     50,600
EMC Corp...........................  common  268648102     726    53,250             Sole     53,250
Exxon- Mobil.......................  common  30231G102  11,213   184,235             Sole    184,235
Fedex Corp.........................  common  31428X106   3,963    35,091             Sole     35,091
First Horizon Natl Bk..............  common  320517105     264     6,350             Sole      6,350
Fortune Brands.....................  common  349631101   1,619    20,075             Sole     20,075
Gabelli Equity Trust...............  common  362397101     178    21,000             Sole     21,000
GE.................................  common  369604103   7,456   214,387             Sole    214,387
Health Care REIT...................  common  42217K106     746    19,584             Sole     19,584
Hershey Company....................  common  654106103   2,256    43,200             Sole     43,200
Home Depot.........................  common  437076102     904    21,370             Sole     21,370
Ingersoll Rand.....................  common  G4776G101   4,698   112,430             Sole    112,430
Intel..............................  common  458140100   1,161    59,653             Sole     59,653

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
                                    Title of              Value   Shrs or SH/ Put/ Investment Voting  Authority
Name of Issuer                       Class      CUSIP   (x $1000) Pm Amt  PRN Call Discretion  Sole    Shared   None
--------------                      --------- --------- --------- ------- --- ---- ---------- ------- --------- ----
International Bus. Mach............    common 459200101      666    8,075             Sole      8,075
ishares MSCI EAFE Index............    common 464287465    1,238   19,075             Sole     19,075
ishares MSCI Pac Ex Japan..........    common 464286665      260    2,475             Sole      2,475
ITT Industries.....................    common 450911102    1,500   26,675             Sole     26,675
Jefferson Pilot....................    common 475070108      455    8,127             Sole      8,127
Johnson Controls...................    common 478366107    1,777   23,400             Sole     23,400
Johnson & Johnson..................    common 478160104    5,715   96,499             Sole     96,499
JP Morgan Chase....................    common 46625H100      245    5,875             Sole      5,875
Kimberly Clark.....................    common 494368103      257    4,450             Sole      4,450
Lowes..............................    common 548661107    1,654   25,675             Sole     25,675
3M.................................    common 604059105    4,653   61,479             Sole     61,479
Medtronic.......................... preferred 585055106    2,315   45,610             Sole     45,610
Met Life...........................    common 59156R108    1,076   22,242             Sole     22,242
Modine.............................    common 607828100      330   11,175             Sole     11,175
Motorola...........................    common 620076109    1,511   65,975             Sole     65,975
National Fuel Gas..................    common 636180101      730   22,300             Sole     22,300
Nike Inc...........................    common 654106103    1,234   14,500             Sole     14,500
Norfolk Southern...................    common 655844108    2,321   42,931             Sole     42,931
PepsiCo............................    common 713448108    5,033   87,090             Sole     87,090
Plum Creek Timber..................    common 729251108    1,210   32,760             Sole     32,760
Procter & Gamble...................    common 742718109    8,616  149,502             Sole    149,502
Progress Energy....................    common 743263105    1,037   23,575             Sole     23,575
Public Ser Enterp..................    common 744573106      219    3,424             Sole      3,424
Royal Bk of Canada.................    common 780087102      295    3,500             Sole      3,500
SPDR Tr Unit Ser 1.................    common 78462F103      743    5,722             Sole      5,722
SunTrust Bank......................    common 867914103    1,710   23,503             Sole     23,503
Symantec Corp......................    common 871503108      993   59,025             Sole     59,025
Texas Instruments..................    common 882508104    1,735   53,425             Sole     53,425
US Bancorp.........................    common 902973304    2,833   92,885             Sole     92,885
United Bankshares..................    common 909907107      214    5,600             Sole      5,600
United Dominion Realty.............    common 910197102      265    9,300             Sole      9,300
United Technologies................    common 913017109    4,801   82,822             Sole     82,822
Verizon............................    common 92343V104    2,994   87,897             Sole     87,897
Wachovia...........................    common 929771103    7,561  134,889             Sole    134,889
Walgreen...........................    common 931422109    2,924   67,805             Sole     67,805
Wash RE Invest Tr..................    common 939653101      256    7,050             Sole      7,050
Wellpoint Inc......................    common 94973V107      387    5,001             Sole      5,001
Wyeth..............................    common 983024100      338    6,969             Sole      6,969
Yahoo..............................    common 984332106      434   13,450             Sole     13,450
                                                         154,664